Convertible Bonds - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($) $ / $ $ / shares	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Oct. 31, 2014 TWD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Unsecured overseas convertible bonds issued		$ 12,015,229	$ 12,015,229	$ 12,712,651
Foreign exchange rate		29.64	29.64
Unsecured overseas convertible bonds [member]
Disclosure of detailed information about borrowings [line items]
Unsecured overseas convertible bonds issued	$ 400,000,000
Unsecured overseas convertible bonds maturity	5 years
Coupon interest rate	0.00%
Unsecured overseas convertible bonds par value	$ 250,000
Unsecured overseas convertible bonds conversions price | (per share)	$ 53.1038		$ 44.1443
Foreign exchange rate | $ / $	30.392					30.392
Bond redemption percentage at maturity		105.11%
Description of principal amount repurchase by holder		Each holder shall have the right to request the Company repurchase all or any portion of the principal amount thereof of a holder's Bonds (1) at 103.04% of the principal amount on the third anniversary of the issuance date or (2) at principal amount plus 1% interest compounded semiannually ("Early Redemption Amount") in the event of a change in control or delisting.
Description of terms and conditions of bond redemptions		The Company may redeem the Bonds in whole or in part, from 3 years after the issuance date, at a price equal to the Early Redemption Amount, provided that the closing price of the Company's common shares on the Taiwan Stock Exchange, converted into US dollars at the prevailing exchange rate, on 20 trading days within a period of 30 consecutive trading days, is at least 130% of the Early Redemption Amount divided by the conversion ratio. The Company may, in whole but not in part, redeem all of the Bonds at the Early Redemption Amount in the event that more than 90% of the Bonds have been previously redeemed, converted, or repurchased or cancelled, or in the event of changes in the R.O.C.’s tax rules which result in significant unfavorable tax consequences to the Company.
Aggregate fair value of bond options						$ 774,319
Effective interest rate of debt host contract	2.407%					2.407%
Interest expenses on corporate bonds payable		$ 289,671		$ 306,423	$ 300,672
Unsecured overseas convertible bonds [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Minimum vesting period of bonds		3 years